Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 16 – INCOME TAX

Cayman Islands. Under the current laws of the Cayman Islands, LakeShore Biopharma is not subject to tax on income or capital gains. In addition, upon payments of dividends by LakeShore Biopharma to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong. Under the Hong Kong tax laws, HK Yisheng, as a holding company, is exempted from profit tax on its foreign-sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore. Singapore LakeShore, a subsidiary incorporated in Singapore, files separate income tax returns in Singapore at the statutory income tax rate of 17%.

China. Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Liaoning Yisheng was approved as an HNTE in November 2024, Liaoning Yisheng is entitled to a reduced income tax rate of 15% and is able to enjoy the reduced income tax rate in the next three years. Since Beijing Yisheng was approved as an HNTE in December 2022, Beijing Yisheng is entitled to a reduced income tax rate of 15% and is able to enjoy the reduced income tax rate in the next three years.

United States. US Yisheng, a subsidiary incorporated in Maryland, United States is subject to statutory federal corporate income tax at a rate of 21% and state income tax at a rate of 8.25%.

Philippines. The subsidiary incorporated in Philippines is subject to income tax at 20%

The provision for income tax consisted deferred tax and current income tax expense.

The following table reconciles the statutory rate to LakeShore Group’s effective tax rate:

	Years Ended March 31,
	2023	2024	2025
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(36.00)%	(13.32)%	(41.76)%
Effect of PRC preferential tax rate	8.72%	(3.39)%	3.99%
Effect of research and development expenses deduction and others	25.50%	9.97%	22.25%
Non-deductible expenses	-%	0.06%	18.20%
Temporary differences*	0.79%	(4.77)%	(4.27)%
Change in valuation allowance	(23.23)%	(18.31)%	(24.34)%
Effective tax rate	0.78%	(4.76)%	(0.93)%

*	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and other assets, government grants and allowance for expected credit losses.

Net deferred tax assets as of March 31, 2025 and 2024, consist of the following key components:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	10,223,137	4,660,626	$649,275
Impairment of property, plant and equipment	13,542,899	15,953,770	2,222,532
Losses available for offsetting against future taxable profits	81,220,037	102,196,857	14,237,115
Others	2,951,867	8,042,946	1,120,468
Less: valuation allowance	(81,220,037)	(102,196,857)	(14,237,115)
Total deferred tax assets	26,717,903	28,657,342	3,992,275
Deferred tax liabilities:			-
Fair value adjustments arising from historical acquisition of subsidiaries	(3,083,714)	(710,842)	(99,028)
Total deferred tax liabilities	(3,083,714)	(710,842)	(99,028)
Net deferred tax assets	23,634,189	27,946,500	$3,893,247

In assessing the realizability of the net deferred tax assets, LakeShore Group considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income in the future. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized. The amount of the deferred tax assets is considered unrealizable because it is more likely than not that LakeShore Group will not generate sufficient future taxable income to utilize this portion of the net operating loss.

Uncertain tax positions

There were no uncertain tax positions as of March 31, 2025 and 2024 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.